Federated Quality Bond Fund II
Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—98.2%
		Basic Industry - Chemicals—0.7%
$640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$668,959
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	552,668
		TOTAL	1,221,627
		Basic Industry - Metals & Mining—1.5%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	210,279
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	624,816
470,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	493,993
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	991,213
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	314,724
		TOTAL	2,635,025
		Capital Goods - Aerospace & Defense—2.7%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	603,970
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	269,492
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	285,394
200,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	184,002
584,000	[1]	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	541,961
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	448,284
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	289,904
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	149,468
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	405,741
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	300,236
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	509,947
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	322,558
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.426% (3-month USLIBOR +1.735%), 2/15/2042	260,682
295,000	[1]	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	300,745
		TOTAL	4,872,384
		Capital Goods - Building Materials—0.8%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	160,969
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	761,200
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	278,134
275,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	281,375
		TOTAL	1,481,678
		Capital Goods - Construction Machinery—1.2%
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	491,864
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	576,294
750,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	758,755
310,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	331,958
		TOTAL	2,158,871
		Capital Goods - Diversified Manufacturing—3.2%
700,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	721,888
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	767,814
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	434,195
600,000		General Electric Capital Corp., Sub. Note, 5.300%, 2/11/2021	609,175
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	990,416
210,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	204,714
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	257,465

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$875,000	[1]	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	$901,709
800,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	885,016
		TOTAL	5,772,392
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	503,598
		Communications - Cable & Satellite—2.6%
567,000		CCO Safari II LLC, 4.464%, 7/23/2022	586,373
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,079,218
600,000	[1]	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	601,870
730,000	[1]	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	751,565
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	318,823
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	827,357
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	439,681
		TOTAL	4,604,887
		Communications - Media & Entertainment—1.8%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	318,030
250,000	[1]	Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	249,788
400,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.125%, 5/15/2029	388,545
500,000		Fox Corp., Sr. Unsecd. Note, 3.500%, 4/8/2030	498,995
400,000		Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	439,733
270,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	278,984
750,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	766,217
310,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	307,497
		TOTAL	3,247,789
		Communications - Telecom Wireless—1.2%
600,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	605,067
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	301,642
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	355,227
250,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	247,948
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	209,271
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	421,432
		TOTAL	2,140,587
		Communications - Telecom Wirelines—2.1%
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	466,270
750,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	803,450
450,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	459,719
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	298,896
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	188,587
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	652,199
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	818,295
		TOTAL	3,687,416
		Consumer Cyclical - Automotive—3.0%
700,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	655,498
500,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	476,080
250,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	193,750
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	240,000
920,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	777,366
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	477,829
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	255,532
355,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	335,349

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$1,025,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	$991,131
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	643,384
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	296,950
		TOTAL	5,342,869
		Consumer Cyclical - Leisure—0.2%
333,533		Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	339,164
		Consumer Cyclical - Retailers—2.3%
470,000		Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	439,643
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,372,694
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	214,159
600,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	610,335
500,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	513,083
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	504,357
370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	383,940
		TOTAL	4,038,211
		Consumer Cyclical - Services—2.0%
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	525,797
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	186,618
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	770,462
500,000		Expedia, Inc., 4.500%, 8/15/2024	459,883
325,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	339,375
135,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	134,649
500,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	520,698
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	578,678
		TOTAL	3,516,160
		Consumer Non-Cyclical - Food/Beverage—6.5%
449,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	462,610
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	826,307
515,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	507,238
1,000,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	1,002,595
750,000		Danone SA, Sr. Unsecd. Note, 144A, 2.077%, 11/2/2021	751,341
340,000		Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	340,325
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	412,155
330,000		General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	336,478
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	496,150
660,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	664,456
1,050,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,111,685
700,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	729,947
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	480,479
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	994,820
250,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 2.000%, 4/15/2021	250,599
380,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	355,968
240,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	233,739
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	55,990
600,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	616,233
370,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	394,133
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	517,289
		TOTAL	11,540,537
		Consumer Non-Cyclical - Health Care—2.6%
210,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	204,618

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$940,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	$971,307
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	349,759
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	500,816
740,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	760,083
235,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	229,941
470,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	457,546
450,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	427,930
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	253,606
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.000%, 4/15/2023	513,494
50,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	53,635
	TOTAL	4,722,735
	Consumer Non-Cyclical - Pharmaceuticals—4.9%
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	221,026
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	506,872
580,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	592,326
455,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	467,001
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	316,637
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	72,624
600,000	Amgen, Inc., Sr. Unsecd. Note, 2.200%, 2/21/2027	599,767
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	602,233
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,025,121
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	208,233
180,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2020	180,537
600,000	Biogen Idec, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	635,689
320,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	352,479
340,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2025	369,582
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2045	269,361
310,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	335,180
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	240,271
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	554,694
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	864,576
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	254,977
	TOTAL	8,669,186
	Consumer Non-Cyclical - Products—1.0%
575,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.450%, 8/1/2022	567,875
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	1,227,933
	TOTAL	1,795,808
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	823,753
	Consumer Non-Cyclical - Tobacco—1.0%
800,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	830,104
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	285,073
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	306,044
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	392,633
	TOTAL	1,813,854
	Energy - Independent—1.3%
94,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	72,416
500,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	267,824
420,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	364,307
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	363,420

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	$144,385
250,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	197,397
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	342,893
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	54,600
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	458,844
		TOTAL	2,266,086
		Energy - Integrated—1.9%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	514,761
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	524,673
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	751,280
585,000	[1]	Husky Energy, Inc., 4.000%, 4/15/2024	491,607
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	170,582
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	138,470
525,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	522,679
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	335,684
		TOTAL	3,449,736
		Energy - Midstream—2.6%
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	377,877
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	506,591
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	411,288
500,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	487,554
500,000		MPLX LP, Sr. Unsecd. Note, 144A, 3.500%, 12/1/2022	479,231
350,000		MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	323,979
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	337,630
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	284,591
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	570,958
540,000	[1]	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	531,058
300,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	269,514
		TOTAL	4,580,271
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	277,081
		Energy - Refining—0.3%
215,000		Valero Energy Corp., 7.500%, 4/15/2032	249,545
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	346,670
		TOTAL	596,215
		Financial Institution - Banking—22.6%
750,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	775,220
500,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	504,492
800,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	825,540
250,000		Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	249,787
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,309,523
1,450,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	1,457,520
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	505,097
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	523,276
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	543,580
310,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	316,084
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	301,397
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	573,391
600,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	599,586
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	346,391

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Citigroup, Inc., 4.125%, 7/25/2028	$514,200
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	756,890
730,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	783,699
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	532,890
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	531,370
500,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	510,999
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	79,927
660,000	[1]	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	676,565
300,000		Comerica, Inc., 3.800%, 7/22/2026	277,051
500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 3.500%, 6/11/2021	497,492
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	474,203
685,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	673,287
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	136,629
385,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	401,129
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	237,242
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	629,612
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	503,816
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,280,274
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	534,968
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	526,700
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,007,681
490,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	446,488
500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	507,487
250,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	253,497
1,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	1,031,680
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	538,048
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	562,115
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,044,902
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,057,882
408,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	376,209
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	254,989
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	250,166
1,940,000	[2]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.220% (3-month USLIBOR +0.640%), 12/1/2021	1,885,228
750,000		Morgan Stanley, Sec. Fac. Bond, 2.750%, 5/19/2022	758,572
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,059,605
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	162,085
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	512,067
250,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	276,828
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,037,041
320,000		PNC Bank NA, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	321,051
640,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	634,178
230,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	233,282
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	246,369
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	737,493
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	246,565
475,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	471,454
500,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	513,863
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	205,627
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	246,748
600,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	611,957

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$750,000		US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	$771,369
500,000		Wells Fargo & Co., Series MTN, 3.500%, 3/8/2022	510,034
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	636,646
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,017,333
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	524,561
		TOTAL	40,340,927
		Financial Institution - Broker/Asset Mgr/Exchange—1.7%
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	382,466
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	237,094
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	166,552
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	256,801
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	623,507
193,000	[1]	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	211,101
390,000		Stifel Financial Corp., 4.250%, 7/18/2024	397,474
190,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	186,248
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	523,167
		TOTAL	2,984,410
		Financial Institution - Finance Companies—1.0%
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	510,892
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	241,052
1,000,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	1,084,698
		TOTAL	1,836,642
		Financial Institution - Insurance - Health—0.8%
300,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	309,344
650,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	700,875
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	440,176
		TOTAL	1,450,395
		Financial Institution - Insurance - Life—1.1%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	362,598
200,000		AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	199,254
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	841,036
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	294,674
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	291,362
		TOTAL	1,988,924
		Financial Institution - Insurance - P&C—0.9%
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	201,449
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	232,074
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	94,991
250,000	[1]	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	256,969
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	315,701
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	466,022
		TOTAL	1,567,206
		Financial Institution - REIT - Apartment—1.1%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	398,042
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	493,649
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	535,369
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	486,900
		TOTAL	1,913,960
		Financial Institution - REIT - Healthcare—1.0%
500,000		Healthcare Trust of America, 3.700%, 4/15/2023	484,260

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	$663,413
155,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	147,754
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	474,040
		TOTAL	1,769,467
		Financial Institution - REIT - Office—0.8%
640,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	655,100
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	272,716
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	496,130
		TOTAL	1,423,946
		Financial Institution - REIT - Other—0.6%
300,000		ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	316,703
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	360,493
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	451,955
		TOTAL	1,129,151
		Financial Institution - REIT - Retail—0.7%
410,000	[1]	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	407,209
396,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	389,755
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	99,054
450,000		Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	441,597
		TOTAL	1,337,615
		Sovereign—0.6%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	344,405
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	703,770
		TOTAL	1,048,175
		Technology—6.7%
500,000		Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	541,036
650,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	676,911
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	161,749
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	364,010
230,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	228,031
280,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	267,542
400,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	393,371
400,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	426,469
345,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	335,628
480,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	454,645
80,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	80,984
83,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	88,131
600,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	678,585
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	229,144
500,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	548,664
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	543,158
175,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	189,430
500,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	552,485
460,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	481,270
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	95,059
310,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	352,791
250,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	254,415
500,000		Microsoft Corp., Sr. Unsecd. Note, 1.550%, 8/8/2021	503,782
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	794,967
190,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	204,841

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$750,000		Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	$803,130
310,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	317,859
350,000		Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	352,303
260,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	263,830
600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	634,763
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	193,630
		TOTAL	12,012,613
		Transportation - Railroads—1.4%
2,880		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	2,978
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,116,025
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	805,855
500,000	[1]	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	491,005
		TOTAL	2,415,863
		Transportation - Services—1.6%
550,000	[1]	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	543,838
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	252,879
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	300,627
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	277,967
125,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.250%, 9/1/2021	124,370
280,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	276,573
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	152,339
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	250,015
590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	640,035
		TOTAL	2,818,643
		Utility - Electric—5.6%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	312,311
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	117,388
380,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	369,090
500,000	[1]	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	525,376
130,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	140,306
210,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	207,524
560,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	560,820
250,000		Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	248,488
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	504,961
1,000,000		Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	963,195
180,000		Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	182,118
470,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	454,978
380,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	402,370
385,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	382,076
240,000	[1]	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	230,449
235,000		Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	237,542
600,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	587,292
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	147,223
375,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.900%, 4/1/2022	378,767
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	310,309
110,000		NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	111,113
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	506,967
590,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	593,635
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	431,210
250,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	245,284

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	$252,689
120,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	121,504
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	458,743
		TOTAL	9,983,728
		Utility - Natural Gas—1.3%
205,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	199,573
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	986,464
600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	566,538
250,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	248,726
300,000	[1]	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	304,490
		TOTAL	2,305,791
		Utility - Natural Gas Distributor—0.3%
450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	456,055
		TOTAL CORPORATE BONDS (IDENTIFIED COST $174,039,714)	174,881,431
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
647		Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	755
		Government National Mortgage Association—0.0%
1,252		Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	1,338
2,007		Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	2,239
2,807		Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	3,157
3,894		Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	4,350
6,226		Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	6,950
4,136		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,700
952		Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	1,079
2,999		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,447
10,649		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	12,140
7,336		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	8,398
16,531		Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	18,953
4,437		Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	5,123
		TOTAL	71,874
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $63,919)	72,629
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021 (IDENTIFIED COST $224,861)	226,408
		REPURCHASE AGREEMENTS—4.7%
5,067,443		Interest in $2,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,700,000,750 on 4/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $2,754,000,765 (purchased with proceeds from securities lending collateral).	5,067,443
3,257,000		Interest in $2,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,700,000,750 on 4/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $2,754,000,765.	3,257,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $8,324,443)	8,324,443
		TOTAL INVESTMENT IN SECURITIES—103.0% (IDENTIFIED COST $182,652,937)	183,504,911
		OTHER ASSETS AND LIABILITIES - NET—(3.0)%[3]	(5,422,887)
		TOTAL NET ASSETS—100%	$178,082,024

At March 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
4U.S. Treasury Note 10-Year Long Futures	90	$12,481,875	June 2020	$490,579
4U.S. Treasury Long Bond Short Futures	28	$5,013,750	June 2020	$(422,032)
4U.S. Treasury Ultra Bond Short Futures	7	$1,553,125	June 2020	$(165,555)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(97,008)
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,685,000 and $5,894,625, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$4,960,079	$5,067,443
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that asignificant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$174,881,431	$—	$174,881,431
Mortgage-Backed Securities	—	72,629	—	72,629
Foreign Governments/Agency	—	226,408	—	226,408
Repurchase Agreements	—	8,324,443	—	8,324,443
TOTAL SECURITIES	$—	$183,504,911	$—	$183,504,911
Other Financial Instruments:[1]
Assets	$490,579	$—	$—	$490,579
Liabilities	(587,587)	—	—	(587,587)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(97,008)	$—	$—	$(97,008)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust